TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 3
dated September 8, 2006
to the Institutional and Retail Class Prospectuses
dated February 1, 2006

SUPPLEMENT NO. 4
dated September 8, 2006
to the Retirement Class Prospectus
dated February 1, 2006

Small-Cap Equity Fund

The portfolio management team of the Small-Cap Equity Fund is changing. The following supplements the disclosure under “Portfolio Management Teams” in the Prospectuses:

Victor Samoilovich is no longer a member of the portfolio management team for the Small-Cap Equity Fund. Michael Shing remains on the team and has taken over the role of lead portfolio manager responsible for the day-to-day management of the Small-Cap Equity Fund.

190625-1 538008 A11254 (9/06)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 5
dated September 8, 2006
to the Statement of Additional Information (SAI)
dated February 1, 2006

Small-Cap Equity Fund

The portfolio management team of the Small-Cap Equity Fund is changing. The following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the SAI:

Victor Samoilovich is no longer a member of the portfolio management team for the Small-Cap Equity Fund. Michael Shing remains on the team and has taken over the role of lead portfolio manager responsible for the day-to-day management of the Small-Cap Equity Fund.

190625 -1 A11255 9/06